Consolidated Balance Sheet - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash	$ 34,684	$ 745,991	$ 79
Accounts receivable	97,819	4,284
Prepaid expenses	56,702	2,931	17,201
Inventory	10,574,177	10,594,936	11,323,226
Total current assets	10,776,446	11,348,142	11,340,506
Non-current assets
Fixed assets, net	5,286,575	853,940	49,028
Escrow Deposit - Real Estate	125,000	5,000
Security deposit		14,500	14,500
Mortgage note receivable	499,933
Operating lease right-of-use asset	226,104	261,564	328,976
Other non-current assets	225,998	19,500
Total non-current assets	6,238,610	1,135,004	392,504
Total Assets	17,015,056	12,483,146	11,733,010
Current liabilities:
Accounts payable	233,312	98,200	44,859
Current portion of lease liability	89,792	89,003
Convertible note payable – related party	3,181,365	1,100,000
Notes payable	2,596,378	2,600,000	2,600,000
Total current liabilities	10,489,439	4,615,976
Operating lease liabilities	145,954	182,649	251,214
Total non-current liabilities	145,954	182,649	251,214
Total liabilities	10,635,393	4,798,625
Stockholders’ equity:
Preferred stock - 25,000,000 shares authorized $0.01 par value none issued and outstanding at December 31, 2024 and June 30, 2024, respectively
Common stock – 1,000,000,000 shares authorized $0.01 par value; issued and outstanding common shares at December 31, 2024 and June 30, 2024 were 384,292,103 and 383,958,598, respectively	3,842,921	3,839,586	2,522,271
Common stock subscribed – $0.01 par value subscribed common shares at December 31, 2024 and June 30, 2024 were 943,000 and 943,000, respectively	9,430	9,430	9,430
Additional paid-in capital	17,584,589	17,384,873
Accumulated deficit	(14,114,277)	(12,606,368)
Subscription receivable	(943,000)	(943,000)	(943,000)
Total stockholders’ equity	6,379,663	7,684,521	5,883,754
Total Liabilities and Stockholders Equity	17,015,056	12,483,146	11,733,010
Previously Reported [Member]
Current liabilities:
Convertible note payable – related party		36,565
Total current liabilities		3,552,541	5,598,042
Total liabilities		3,735,190	5,849,256
Stockholders’ equity:
Additional paid-in capital		18,484,873	9,844,510
Accumulated deficit		(12,642,933)	(5,549,457)
Total stockholders’ equity		8,747,956	5,883,754
Total Liabilities and Stockholders Equity		12,483,146
Related Party [Member]
Current assets
Due from related parties	9,388
Current liabilities:
Other current liabilities	1,230,253	653,417	2,834,323
Convertible note payable – related party		36,565
Line of credit payable – related party	2,859,973
Booking Agents [Member]
Current assets
Due from related parties	3,676
Nonrelated Party [Member]
Current liabilities:
Other current liabilities	$ 298,366	$ 75,356	$ 118,860